Investment Portfolio	as of August 31, 2020 (Unaudited)

DWS ESG Core Equity Fund

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 11.2%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	75,396	2,247,555
Verizon Communications, Inc.	42,189	2,500,542
		4,748,097
Entertainment 2.0%
Walt Disney Co.	28,189	3,717,283
Interactive Media & Services 4.1%
Alphabet, Inc. "A"*	4,745	7,732,120
Media 2.6%
Comcast Corp. "A"	12,093	541,887
Interpublic Group of Companies, Inc.	95,973	1,704,480
News Corp. "A"	165,962	2,509,346
		4,755,713
Consumer Discretionary 12.2%
Auto Components 0.5%
Aptiv PLC	10,564	909,772
Automobiles 2.1%
Tesla, Inc.*	7,955	3,964,136
Distributors 0.4%
Pool Corp.	2,050	672,072
Hotels, Restaurants & Leisure 2.2%
Hilton Worldwide Holdings, Inc.	17,437	1,575,607
Starbucks Corp.	30,657	2,589,597
		4,165,204
Internet & Direct Marketing Retail 1.8%
eBay, Inc.	61,834	3,387,266
Multiline Retail 0.5%
Target Corp.	5,775	873,238
Specialty Retail 3.9%
Burlington Stores, Inc.*	6,975	1,373,586
Lowe's Companies, Inc.	36,062	5,939,051
		7,312,637
Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc. "B"	13,745	1,537,928
Consumer Staples 5.7%
Beverages 3.9%
Keurig Dr Pepper, Inc. (a)	61,197	1,825,507
Molson Coors Beverage Co. "B"	28,280	1,064,459
PepsiCo, Inc.	31,334	4,388,640
		7,278,606
Food & Staples Retailing 0.4%
U.S. Foods Holding Corp.*	32,319	786,968
Food Products 1.4%
Campbell Soup Co.	15,218	800,619
Kellogg Co.	14,496	1,027,911
Tyson Foods, Inc. "A"	11,079	695,761
		2,524,291
Energy 1.5%
Energy Equipment & Services 0.0%
National Oilwell Varco, Inc.	3,743	44,916
Oil, Gas & Consumable Fuels 1.5%
Exxon Mobil Corp.	57,663	2,303,060
Noble Energy, Inc.	37,465	372,777
		2,675,837
Financials 9.8%
Banks 3.7%
Bank of America Corp.	92,418	2,378,839
JPMorgan Chase & Co.	25,841	2,589,010
PNC Financial Services Group, Inc.	18,395	2,045,524
		7,013,373
Capital Markets 2.0%
Moody's Corp.	9,389	2,766,375
The Goldman Sachs Group, Inc.	4,489	919,661
		3,686,036
Consumer Finance 2.0%
American Express Co.	36,192	3,676,745
Insurance 2.1%
Allstate Corp.	37,183	3,458,019
Principal Financial Group, Inc.	10,404	438,113
		3,896,132
Health Care 14.1%
Biotechnology 4.9%
Amgen, Inc.	21,631	5,479,565
Biogen, Inc.*	12,550	3,609,882
		9,089,447
Health Care Equipment & Supplies 1.2%
Medtronic PLC	21,568	2,317,913
Health Care Providers & Services 6.2%
Anthem, Inc.	3,197	900,019
Cigna Corp.	21,238	3,766,984
DaVita, Inc.* (a)	25,166	2,183,402
HCA Healthcare, Inc.	26,959	3,658,876
McKesson Corp.	3,138	481,495
MEDNAX, Inc.*	34,455	640,174
		11,630,950
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co.	52,263	3,250,758
Industrials 7.9%
Air Freight & Logistics 1.9%
United Parcel Service, Inc. "B"	21,732	3,555,790
Building Products 0.5%
Owens Corning	12,611	853,008
Commercial Services & Supplies 2.0%
Republic Services, Inc.	40,938	3,795,771
Construction & Engineering 1.8%
Quanta Services, Inc.	67,211	3,444,564
Industrial Conglomerates 0.8%
General Electric Co.	222,762	1,412,311
Road & Rail 0.9%
Union Pacific Corp.	8,383	1,613,225
Information Technology 28.1%
Communications Equipment 1.1%
Cisco Systems, Inc.	48,208	2,035,342
IT Services 0.4%
MasterCard, Inc. "A"	2,299	823,479
Semiconductors & Semiconductor Equipment 4.7%
Broadcom, Inc.	9,633	3,344,096
Intel Corp.	92,692	4,722,657
Micron Technology, Inc.*	13,679	622,531
		8,689,284
Software 11.8%
Cadence Design Systems, Inc.*	6,923	767,830
Microsoft Corp.	70,007	15,788,679
Oracle Corp.	69,133	3,955,790
Paycom Software, Inc.*	2,344	701,934
Synopsys, Inc.*	3,409	754,412
		21,968,645
Technology Hardware, Storage & Peripherals 10.1%
Apple, Inc.	146,268	18,874,423
Materials 1.9%
Chemicals 1.2%
DuPont de Nemours, Inc.	16,505	920,319
International Flavors & Fragrances, Inc.	10,121	1,252,878
		2,173,197
Containers & Packaging 0.7%
Avery Dennison Corp.	12,167	1,403,950
Real Estate 3.8%
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	2,830	476,515
Digital Realty Trust, Inc.	24,712	3,846,423
Iron Mountain, Inc.	92,064	2,770,206
		7,093,144
Utilities 3.0%
Electric Utilities 0.7%
IDACORP, Inc.	13,917	1,251,138
Water Utilities 2.3%
American Water Works Co., Inc.	30,885	4,365,286
Total Common Stocks (Cost $155,867,167)		184,999,995
Rights 0.1%
Health Care
Pharmaceuticals
Bristol-Myers Squibb Co., Expiration Date 3/31/2021* (Cost $83,796)	39,341	105,434
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c) (Cost $1,136,000)	1,136,000	1,136,000
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.09% (b) (Cost $1,530,090)	1,530,090	1,530,090
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $158,617,053)	100.7	187,771,519
Other Assets and Liabilities, Net	(0.7)	(1,247,211)
Net Assets	100.0	186,524,308

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2020 are as follows:

Value ($) at 11/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c)
1,630,590	—	494,590 (d)	—	—	3,816	—	1,136,000	1,136,000
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.09% (b)
6,569,790	21,666,447	26,706,147	—	—	10,733	—	1,530,090	1,530,090
8,200,380	21,666,447	27,200,737	—	—	14,549	—	2,666,090	2,666,090

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $2,917,660, which is 1.6% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,956,721.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$184,999,995	$—	$—	$184,999,995
Rights	105,434	—	—	105,434
Short-Term Investments (e)	2,666,090	—	—	2,666,090
Total	$187,771,519	$—	$—	$187,771,519

(e)	See Investment Portfolio for additional detailed categorizations.